Other Long-Term Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Long-Term Liabilities [Abstract]
Other long-term liabilities	¥ 117,513,512	$ 16,804,209	¥ 120,975,955